UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments
March 31, 2015 (Unaudited)

	Principal
	Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 97.31%
Aerospace and Defense - 3.57%
Camp International Holding Company, Senior Secured First Lien 2013 Replacement Term Loan, 4.750%, 05/31/2019	$5,358,477	$5,405,364
Camp International Holding Company, Senior Secured Second Lien 2013 Replacement Term Loan, 8.250%, 11/29/2019	1,218,523	1,220,808
DAE Aviation Holdings Inc, Senior Secured First Lien Replacement Tranche B-1 Term Loan, 5.000%, 11/02/2018	3,951,276	3,970,420
DAE Aviation Holdings Inc, Senior Secured Second Lien Initial Term Loan, 7.750%, 08/05/2019	3,750,000	3,773,437
Landmark Aviation FBO Canada Inc, Senior Secured First Lien 2013 Specified Refinancing Canadian Term Loan, 4.750%, 10/25/2019	235,780	236,458
LM US Member LLC, Senior Secured First Lien 2013 Specified Refinancing US Term Loan, 4.750%, 10/25/2019	5,940,669	5,957,749
LM US Member LLC, Senior Secured Second Lien 2014 Specified Refinancing Term Loan, 8.250%, 01/25/2021	4,000,000	3,980,000
Standard Aero Limited, Senior Secured First Lien Replacement Tranche B-2 Term Loan, 5.000%, 11/02/2018	1,791,218	1,799,896
TurboCombustor Technology Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 12/02/2020	2,777,344	2,779,663
		29,123,795

Automotive - 1.64%
American Tire Distributors Inc, Senior Secured First Lien New Term Loan, L+4.25%, 09/01/2021(b)	1,807,474	1,817,641
CCC Information Services Inc, Senior Secured First Lien New Term Loan, 4.000%, 12/20/2019	2,954,660	2,949,741
Dealer Tire LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	2,482,258	2,521,056
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 10/13/2020	6,117,142	6,131,150
		13,419,588

Banking, Finance, Insurance and Real Estate - 4.63%
Alliant Holdings I Inc, Senior Secured First Lien Term B Loan, 4.250%, 12/20/2019	9,500,363	9,571,616
AmWins Group LLC, Senior Secured First Lien New Term Loan, 5.000%, 09/06/2019	2,673,628	2,703,707
AssuredPartners Capital Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/02/2021	2,609,840	2,608,222
AssuredPartners Capital Inc, Senior Secured Second Lien Initial Term Loan, 7.750%, 04/02/2022	1,995,000	1,925,175
Asurion LLC, Senior Secured First Lien Incremental Tranche B-1 Term Loan, 5.000%, 05/24/2019	7,630,821	7,663,137
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/10/2019	9,164,063	9,049,512
Opal Acquisition Inc, Senior Secured First Lien Term B Loan, 5.000%, 11/27/2020	4,266,975	4,274,528
		37,795,897

Beverage, Food and Tobacco - 3.94%
AdvancePierre Foods Inc, Senior Secured Second Lien Term Loan, 9.500%, 10/10/2017	6,944,444	6,996,528
ARG IH Corp, Senior Secured First Lien Term Loan, 4.750%, 11/16/2020	987,500	992,951
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	9,764,272	9,673,611
Fairway Group Acquisition Company, Senior Secured First Lien Term Loan, 5.000%, 08/17/2018	3,412,697	3,301,784
Performance Food Group Inc, Senior Secured First Lien Initial Term Loan, 6.250%, 11/14/2019	2,954,887	2,964,727
RGIS Services LLC, Senior Secured First Lien Extended Maturity Term Loan, 5.500%, 10/18/2017	2,946,835	2,747,924
Supervalu Inc, Senior Secured First Lien New Term Loan, 4.500%, 03/21/2019	2,913,565	2,929,546
Winebow Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 07/01/2021	340,935	338,093
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, L+7.50%, 01/02/2022(b)	2,387,283	2,232,110
		32,177,274

	Principal
	Amount	Market Value

Capital Equipment - 2.36%
Delachaux SA, Senior Secured First Lien Term B USD Loan, 5.250%, 10/28/2021	$2,376,238	$2,390,352
Dynacast International LLC, Senior Secured First Lien Term Loan, 5.250%, 01/28/2022	1,764,706	1,784,559
Mirror Bidco Corp, Senior Secured First Lien New Incremental Term Loan, 4.250%, 12/30/2019	4,751,379	4,746,437
Sensus USA Inc, Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	6,450,000	6,369,375
STS Operating Inc, Senior Secured First Lien Term Loan, 4.750%, 02/12/2021	2,072,093	2,056,552
Unifrax I LLC, Senior Secured First Lien New Term Dollar Loan, 4.250%, 11/28/2018	293,285	292,846
Virtuoso US LLC, Senior Secured First Lien Initial Term Loan, 4.750%, 02/11/2021	1,661,353	1,659,617
		19,299,738

Chemicals, Plastics and Rubber - 3.51%
Axalta Coating Systems US Holdings Inc, Senior Secured First Lien Refinanced Term B Loan, 3.750%, 02/01/2020	1,393,179	1,387,160
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 07/30/2021	1,809,091	1,813,053
Ineos US Finance LLC, Senior Secured First Lien Dollar Term Loan, 3.750%, 05/04/2018	2,941,319	2,925,995
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 4.750%, 11/15/2018	10,969,875	10,997,300
PQ Corporation, Senior Secured First Lien 2014 Term Loan, 4.000%, 08/07/2017	6,790,267	6,777,535
Solenis International LP, Senior Secured First Lien Initial Dollar Term Loan, 4.250%, 07/31/2021	872,807	868,718
Univar Inc, Senior Secured First Lien Term B Loan, 5.000%, 06/30/2017	3,929,460	3,929,185
		28,698,946

Construction and Building - 2.25%
Atkore International Inc, Senior Secured First Lien Term Loan, 4.500%, 04/09/2021	4,168,500	4,137,236
Headwaters Incorporated, Senior Secured First Lien Term B Loan, L+3.50%, 03/24/2022(b)	917,431	922,592
Jeld-Wen Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 10/15/2021	3,990,000	4,016,574
Road Infrastructure Investment LLC, Senior Secured First Lien Term Loan, 4.250%, 03/31/2021	1,437,097	1,415,540
SRS Distribution Inc, Senior Secured First Lien Term Loan, 4.750%, 09/02/2019	2,844,079	2,849,426
Stardust Finance Holdings Inc, Senior Secured First Lien Term Loan, 6.500%, 03/14/2022	5,025,862	5,025,887
		18,367,255

Consumer Goods Durable - 2.34%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,744,337	1,722,532
Capital Safety North America Holdings Inc, Senior Secured First Lien Initial Term Loan, 3.750%, 03/29/2021	3,774,638	3,720,377
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 6.000%, 12/13/2021	4,987,500	5,047,774
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 4.500%, 06/30/2021	1,954,648	1,973,373
Leonardo Acquisition Corp, Senior Secured First Lien Term Loan, 4.250%, 01/31/2021	2,112,383	2,110,620
MModal LLC, Senior Secured First Lien Term B Loan, 9.000%, 01/31/2020	4,883,794	4,521,587
		19,096,263

Consumer Goods Non Durable - 1.87%
Acosta Holdco Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 09/27/2021	2,767,630	2,799,416
FGI Operating Company LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	1,959,827	1,915,731
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.000%, 01/27/2022	7,534,198	7,418,059
New HB Acquisition LLC, Senior Secured First Lien Term B Loan, 6.750%, 04/09/2020	1,350,000	1,377,844
Reddy Ice Corporation, Senior Secured First Lien Term B Loan, 6.751%, 05/01/2019	1,964,912	1,738,947
		15,249,997

Containers, Packaging and Glass - 3.79%
Berlin Packaging LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 10/01/2021	1,177,515	1,182,054
Berlin Packaging LLC, Senior Secured Second Lien Initial Term Loan, 7.750%, 10/03/2022	428,571	432,321
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 02/07/2022	1,050,000	1,061,156
Exopack Holdings SA, Senior Secured First Lien USD Term Loan, 5.250%, 05/08/2019	1,481,250	1,492,670
Hilex Poly Co LLC, Senior Secured First Lien Term Loan, 6.000%, 12/06/2021	5,333,333	5,386,667
Multi Packaging Solutions Inc, Senior Secured First Lien Initial Dollar Tranche B Term Loan, 4.250%, 09/30/2020	10,190,301	10,164,825
Pelican Products Inc, Senior Secured First Lien New Term Loan, 5.250%, 04/10/2020	746,053	744,423

	Principal
	Amount	Market Value

Containers, Packaging and Glass (continued)
Pelican Products Inc, Senior Secured Second Lien Term Loan, 9.250%, 04/09/2021	$1,312,500	$1,305,938
Polarpak Inc, Senior Secured First Lien Canadian Borrower USD Term Loan, 4.500%, 06/08/2020	3,967,286	3,977,205
Signode Industrial Group, Senior Secured First Lien Initial Term B Loan, 3.750%, 05/03/2021	2,443,339	2,432,649
WNA Holdings Inc, Senior Secured First Lien USD Term Loan US Borrower, 4.500%, 06/08/2020	2,725,909	2,732,724
		30,912,632

Energy, Oil and Gas - 6.84%
American Energy Marcellus LLC, Senior Secured First Lien Term Loan, 5.250%, 08/04/2020	7,407,407	6,314,815
Blackbrush Oil & Gas LP, Senior Secured Second Lien Term Loan, L+6.50%, 07/30/2021(b)	6,212,389	5,047,566
Brock Holdings III Inc, Senior Secured Second Lien Initial Term Loan, Series 91, 10.000%, 03/16/2018	3,833,333	3,632,083
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 7.500%, 05/16/2021	752,941	701,741
CITGO Holding Inc, Senior Secured First Lien Term Loan, 9.500%, 05/12/2018	1,941,415	1,932,922
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 7.000%, 06/19/2019	5,381,562	5,097,361
Drillships Ocean Ventures Inc, Senior Secured First Lien Term Loan, 5.500%, 07/25/2021	3,341,418	2,798,438
EMG Utica LLC, Senior Secured First Lien Term Loan, 4.750%, 03/27/2020	1,888,112	1,772,465
Expro Finservices SARL, Senior Secured First Lien Initial Term Loan, 5.750%, 09/2/2021	1,596,875	1,367,612
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 05/12/2021	7,246,575	6,491,736
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	5,581,217	5,209,145
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	739,557	690,254
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	451,726	421,611
Stonewall Gas Gathering LLC, Senior Secured First Lien Term Loan, 8.750%, 01/28/2022	2,106,742	2,119,909
Templar Energy LLC, Senior Secured Second Lien Term Loan, 8.500%, 11/25/2020	8,146,154	5,578,445
Utex Industries Inc, Senior Secured Second Lien New Term Loan, 8.250%, 05/23/2022	3,181,818	2,593,182
W3 Co, Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	1,095,652	958,696
W3 Co, Senior Secured Second Lien Term Loan, 9.250%, 09/14/2020	3,385,430	3,114,595
		55,842,576

Environmental Industries - 0.48%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	2,728,312	2,743,659
Wastequip LLC, Senior Secured First Lien Term Loan, 5.500%, 08/09/2019	1,196,087	1,197,582
		3,941,241

Forest Products and Paper - 0.07%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, 5.000%, 08/09/2019	617,372	596,536

Healthcare and Pharmaceuticals - 9.16%
Accellent Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 03/12/2021	3,018,293	3,002,733
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 7.000%, 05/23/2018	5,993,926	6,035,164
CHG Buyer Corporation, Senior Secured Second Lien Term Loan, 9.000%, 11/19/2020	2,517,391	2,527,876
Convatec Inc, Senior Secured First Lien Dollar Term Loan, 4.000%, 12/22/2016	3,752,023	3,766,093
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 6.000%, 12/01/2021	504,354	509,397
Devix Topco - Prescrix Inc, Senior Secured First Lien Term B Loan, 4.250%, 05/03/2021	441,111	442,765
Devix Topco - Prescrix Inc, Senior Secured Second Lien Term Loan, 8.000%, 05/02/2022	4,000,000	4,020,000
Envision Acquisition Company LLC, Senior Secured First Lien Initial Term Loan, 5.750%, 11/04/2020	6,987,199	7,013,436
Generic Drug Holdings Inc, Senior Secured First Lien Term B-1 Loan, 5.000%, 08/17/2020	4,365,749	4,345,732
Ikaria Acquisition Inc, Senior Secured First Lien Term Loan, 5.000%, 02/12/2021	2,720,049	2,725,829
Medpace Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/01/2021	1,404,895	1,412,215
National Mentor Holdings Inc, Senior Secured First Lien Initial Tranche B Term Loan, 4.750%, 01/29/2021	3,590,674	3,594,713
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.500%, 12/09/2019	9,413,379	9,415,732
Par Pharmaceutical Companies, Inc, Senior Secured First Lien Term B-2 Loan, 4.000%, 09/30/2019	6,850,113	6,849,600

	Principal
	Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Phillips-Medisize Corporation, Senior Secured First Lien Initial Term Loan, 4.750%, 06/16/2021	$798,563	$800,224
PRA Holdings Inc, Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 09/23/2020	3,829,195	3,845,354
Progressive Solutions LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 10/22/2020	2,364,796	2,367,752
Progressive Solutions LLC, Senior Secured Second Lien Initial Term Loan, 9.500%, 10/22/2021	1,937,374	1,903,470
QoL Meds LLC, Senior Secured First Lien Term Loan, 5.500%, 07/15/2020	442,222	443,328
Sage Products Holdings III LLC, Senior Secured Second Lien Initial Term Loan, 9.250%, 06/13/2020	833,333	843,750
Smile Brands Group Inc, Senior Secured First Lien Term B Loan, 7.500%, 08/16/2019	4,098,324	3,729,475
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 11/03/2020	3,128,523	3,144,181
United Surgical Partners International Inc, Senior Secured First Lien New Tranche B Term Loan, 4.750%, 04/03/2019	2,089,500	2,092,770
		74,831,589

High Tech Industries - 15.02%
Ascend Learning LLC, Senior Secured First Lien Term Loan, 6.000%, 07/31/2019	863,353	867,130
Ascend Learning LLC, Senior Secured Second Lien Term Loan, 9.500%, 11/30/2020	1,030,303	1,027,727
Aspect Software Inc, Senior Secured First Lien Tranche B Term Loan, Series 28, L+5.50%, 05/07/2016(b)	15,280,633	15,256,795
Blackboard Inc, Senior Secured First Lien Term B-3 Loan, 4.750%, 10/04/2018	10,355,650	10,368,594
Blue Coat Systems Inc, Senior Secured First Lien Term Loan, 4.000%, 05/31/2019	6,663,371	6,670,334
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	2,055,135	2,014,998
Compuware Corporation, Senior Secured First Lien Tranche B-2 Term Loan, 6.250%, 12/15/2021	3,990,000	3,878,619
EZE Software Group LLC, Senior Secured First Lien Term B-1 Loan, 4.000%, 04/06/2020	1,276,393	1,274,268
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 7.250%, 04/05/2021	1,643,057	1,556,797
Flexera Software LLC, Senior Secured First Lien Term Loan, 4.500%, 04/02/2020	1,840,072	1,842,372
Flexera Software LLC, Senior Secured Second Lien Term Loan, 8.000%, 04/02/2021	2,000,000	1,970,000
Kronos Incorporated, Senior Secured Second Lien Initial Term Loan, 9.750%, 04/30/2020	3,846,991	3,945,571
Landslide Holdings Inc, Senior Secured First Lien Term Loan, 5.000%, 02/25/2020	5,450,141	5,456,954
MA FinanceCo LLC, Senior Secured First Lien Initial Tranche B Term Loan, 5.250%, 11/19/2021	5,273,192	5,294,285
Mitel US Holdings Inc, Senior Secured First Lien Term Loan, 5.250%, 01/31/2020	2,144,270	2,149,406
MSC Software Corporation, Senior Secured Second Lien Term Loan, L+7.50%, 05/28/2021(b)	4,095,833	4,034,396
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 5.000%, 10/30/2020	4,232,143	4,128,984
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.000%, 06/17/2021	2,461,400	2,462,951
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, L+7.25%, 06/17/2022(b)	4,750,000	4,607,500
ProQuest LLC, Senior Secured First Lien Initial Term Loan, 5.250%, 10/24/2021	2,394,000	2,404,103
Rocket Software Inc, Senior Secured First Lien Term Loan, 5.750%, 02/08/2018	2,789,456	2,801,088
Serena Software Inc, Senior Secured First Lien Term Loan, 7.500%, 04/14/2020	975,000	978,812
Ship Luxco 3 Sarl - WorldPay US Finance LLC, Senior Secured First Lien Facility B2A-II Term Loan, 5.250%, 11/29/2019	1,011,411	1,021,212
Sirius Computer Solutions Inc, Senior Secured First Lien Term Loan, 7.000%, 12/07/2018	4,280,769	4,318,226
Sophia LP, Senior Secured First Lien Term B-1 Loan, 4.000%, 07/19/2018	1,823,514	1,825,110
Sungard Availability Services Capital Inc, Senior Secured First Lien Tranche B Term Loan, 6.000%, 03/29/2019	997,481	882,771
Tech Finance & Co SCA, Senior Secured First Lien US Term Loan, 5.500%, 07/13/2020	9,082,414	9,159,070
Telx Group Inc (The), Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2020	5,955,000	5,940,112
TIBCO Software Inc, Senior Secured First Lien Term Loan, L+5.50%, 12/04/2020(b)	5,213,841	5,223,617
Vertafore Inc, Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	9,250,000	9,322,289
		122,684,091

Hotels, Gaming and Leisure - 3.94%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured First Lien Facilitiy B3 (USD) Term Loan, 4.750%, 07/30/2021	2,373,451	2,363,316
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, 7.750%, 07/29/2022	4,000,000	3,981,660
Caesars Entertainment Operating Company, Senior Secured First Lien Term B-5-B Loan, 6.005%, 03/01/2017(c)	4,331,541	3,968,775
Caesars Entertainment Operating Company, Senior Secured First Lien Term B-6-B Loan, 7.005%, 03/01/2017(c)	1,735,590	1,601,359

	Principal
	Amount	Market Value

Hotels, Gaming and Leisure (continued)
Caesars Entertainment Resort Properties LLC, Senior Secured First Lien Term B Loan, 7.000%, 10/12/2020	$10,449,128	$9,913,610
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	2,990,689	2,986,951
Scientific Games International Inc, Senior Secured First Lien B-2 Term Loan, 6.000%, 10/01/2021	7,376,471	7,403,616
		32,219,287

Media Advertising, Printing and Publishing - 0.29%
Penton Media Inc, Senior Secured First Lien Term B Loan, 5.500%, 10/03/2019	2,364,000	2,377,794

Media Broadcasting and Subscription - 1.96%
Clear Channel Communications, Senior Secured First Lien Tranche D Term Loan, 6.900%, 01/30/2019	7,291,667	6,947,828
Clear Channel Communications, Senior Secured First Lien Tranche E Term Loan, 7.653%, 07/30/2019	2,708,333	2,615,613
Cumulus Media Holdings Inc, Senior Secured First Lien Term Loan, 4.250%, 12/23/2020	4,304,579	4,236,782
Sable International Finance Ltd, Senior Secured First Lien Term Loan, 5.500%, 04/28/2017	2,192,654	2,199,484
		15,999,707

Metals and Mining - 1.18%
Arch Coal Inc, Senior Secured First Lien Term Loan, 6.250%, 05/16/2018	5,954,187	4,621,937
McJunkin Red Man Corporation, Senior Secured First Lien 2013 Term Loan, 5.000%, 11/08/2019	5,151,284	4,977,428
		9,599,365

Retail - 8.14%
Academy Ltd, Senior Secured First Lien Initial Term Loan, 4.500%, 08/03/2018	6,810,302	6,837,747
Albertson's LLC, Senior Secured First Lien Term B-2 Loan, 4.750%, 03/21/2019	2,700,373	2,723,825
Albertson's LLC, Senior Secured First Lien Term B-4 Loan, 5.500%, 08/25/2021	4,000,000	4,038,960
BJ's Wholesale Club Inc, Senior Secured First Lien 2013 (November) Replacement Term Loan, 4.500%, 09/26/2019	2,962,500	2,968,736
Container Store Inc (The), Senior Secured First Lien Term B Loan, 4.250%, 04/08/2019	2,694,267	2,690,900
DBP Holding Corp, Senior Secured First Lien Initial Term Loan, 5.250%, 10/11/2019	6,937,368	6,751,794
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	3,504,121	3,497,551
New Albertson's Inc, Senior Secured First Lien Term B Loan, 4.750%, 06/27/2021	6,020,740	6,049,580
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 10/08/2019	4,982,481	4,728,698
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/11/2021	6,648,103	6,360,041
Payless Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 03/11/2022	1,845,543	1,716,355
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/30/2021	2,067,708	2,038,409
Smart & Final Stores LLC, Senior Secured First Lien Term Loan, 4.750%, 11/15/2019	12,727,804	12,811,362
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	3,755,182	3,285,784
		66,499,742

Services - Business - 7.05%
Carecore National LLC, Senior Secured First Lien Term Loan, 5.500%, 03/05/2021	1,377,658	1,387,990
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	3,090,007	2,974,132
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	2,000,000	1,830,000
eResearch Technology Inc, Senior Secured First Lien Term Loan, 6.000%, 05/02/2018	3,020,117	3,020,117
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/23/2021	3,750,000	3,772,275
FR Dixie Acquisition Corp, Senior Secured First Lien Initial Term Loan, 5.750%, 12/18/2020	5,197,368	4,320,312
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 7.250%, 06/09/2021	2,112,791	2,078,459
Packaging Coordinators Inc, Senior Secured First Lien Term B Loan, 5.250%, 08/02/2021	4,659,512	4,627,478
Power Buyer LLC, Senior Secured First Lien Delayed Draw Term Loan, 4.250%, 05/06/2020	75,669	75,291
Power Buyer LLC, Senior Secured First Lien Initial Term Loan, 4.250%, 05/06/2020	1,413,540	1,406,473
Scitor Corporation, Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	1,235,086	1,236,111
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.750%, 02/28/2022	4,981,132	4,869,057
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 6.750%, 02/28/2022	2,545,455	2,488,182
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 5.500%, 02/07/2019	5,505,278	5,539,686

	Principal
	Amount	Market Value

Services - Business (continued)
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	$2,972,231	$2,979,661
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, L+8.00%, 08/14/2020(b)	4,392,230	4,384,917
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/06/2021	2,750,000	2,701,875
Truven Health Analytics Inc, Senior Secured First Lien New Tranche B Term Loan, 4.500%, 06/06/2019	7,836,299	7,846,094
		57,538,110

Services - Consumer - 2.21%
Alliance Laundry Systems LLC, Senior Secured First Lien Initial Term Loan, 4.250%, 12/10/2018	2,623,881	2,635,912
California Pizza Kitchen Inc, Senior Secured First Lien Term Loan 5.250%, 03/29/2018	4,635,545	4,533,563
Monitronics International Inc, Senior Secured First Lien Term B Loan, 4.250%, 03/23/2018	6,290,668	6,304,035
NVA Holdings Inc, Senior Secured First Lien Term Loan, L+3.75%, 08/14/2021(b)	1,031,127	1,033,705
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 8.000%, 08/14/2022	826,001	829,098
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	2,778,947	2,726,842
		18,063,155

Sovereign and Public Finance - 0.35%
IPC Corp, Senior Secured First Lien Initial Term Loan, 6.500%, 08/06/2021	2,837,838	2,860,895

Telecommunications - 1.87%
Avaya Inc, Senior Secured First Lien Extended Term B-3 Loan, 4.652%, 10/26/2017	6,347,069	6,254,751
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.000%, 06/17/2020	2,835,714	2,833,942
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	4,152,689	4,234,019
Nextgen Finance LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/31/2021	1,985,000	1,910,563
		15,233,275

Transportation Consumer - 1.78%
Air Medical Group Holdings Inc, Senior Secured First Lien Term B-1 Loan, 5.000%, 06/30/2018	6,500,380	6,519,328
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	8,086,740	8,041,293
		14,560,621

Utilities Electric - 6.70%
Atlantic Power Limited Partnership, Senior Secured First Lien Term Loan, 4.750%, 02/24/2021	492,221	495,297
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 5.750%, 12/31/2020	4,928,694	5,008,785
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.750%, 09/20/2021	5,366,044	5,392,875
FREIF NAP I Holdings III LLC, Senior Secured First Lien Term B Loan, L+3.75%, 03/18/2022(b)	1,722,475	1,724,628
FREIF NAP I Holdings III LLC, Senior Secured First Lien Term C Loan, L+3.75%, 03/18/2022(b)	310,045	310,433
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.250%, 12/19/2022	3,383,459	3,440,555
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 6.500%, 11/15/2021	185,185	187,037
Moxie Patriot LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 6.750%, 12/18/2020	462,963	466,435
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.500%, 08/21/2020	6,941,176	6,993,235
Panda Sherman Power LLC, Senior Secured First Lien Term Loan, L+7.50%, 09/14/2018(b)	4,239,352	4,228,753
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, L+6.00%, 04/03/2019(b)	10,045,455	9,894,773
Pike Corporation, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	2,493,750	2,505,184
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.000%, 11/09/2020	8,788,448	8,774,343
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 4.250%, 03/13/2020	2,796,100	2,803,090
TPF II Power LLC, Senior Secured First Lien Term Loan, 5.500%, 10/02/2021	2,465,730	2,499,634
		54,725,057

	Principal
	Amount	Market Value

Utilities, Oil & Gas - 0.37%
EquiPower Resources Holdings LLC, Senior Secured First Lien Advance Term C Loan, 4.250%, 12/31/2019	$2,982,174	$2,983,292

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $804,384,759)		794,697,718

CORPORATE BONDS - 45.08%
Banking, Finance, Insurance and Real Estate - 3.52%
Fly Leasing Limited, Senior Unsecured Bonds, 6.375%, 10/15/2021	4,100,000	4,069,250
Hockey Merger Sub 2 Inc, Senior Unsecured Bond, 7.875%, 10/01/2021(d)	4,000,000	4,110,000
HUB Holdings LLC, Senior Unsecured Bond, 8.125%, 07/15/2019(d)(e)	6,100,000	6,084,750
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(d)	10,200,000	9,677,250
Opal Acquisition Inc, Senior Unsecured Bond, 8.875%, 12/15/2021(d)	4,685,000	4,784,556
		28,725,806

Beverage, Food and Tobacco - 0.79%
Alphabet Holding Co Inc, Senior Unsecured Bond, 7.750%, 11/01/2017(e)	1,328,000	1,304,760
Dole Food Co Inc, Senior Secured Bond, 7.250%, 05/01/2019(d)	2,500,000	2,543,750
US Foods Inc, Senior Unsecured Bond, 8.500%, 06/30/2019	2,500,000	2,631,250
		6,479,760

Capital Equipment - 0.87%
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(d)	3,100,000	2,976,000
Terex Corporation, Senior Unsecured Bond, 6.000%, 05/15/2021	4,000,000	4,120,000
		7,096,000

Chemicals, Plastics and Rubber - 0.92%
Pinnacle Operating Corporation, Senior Secured Bond, 9.000%, 11/15/2020(d)	2,000,000	2,025,000
Sawgrass Merg Sub, Senior Secured Bond, 8.750%, 12/15/2020(d)	6,000,000	5,520,000
		7,545,000

Construction and Building - 0.32%
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(d)	2,700,000	2,578,500

Consumer Goods Durable - 1.18%
Hillman Group Inc (The), Senior Unsecured Bond, 6.375%, 07/15/2022(d)	3,300,000	3,316,500
Serta Simmons Holdings LLC, Senior Unsecured Bond, 8.125%, 10/01/2020(d)	6,000,000	6,345,000
		9,661,500

Consumer Goods Non Durable - 2.77%
Anna Merger Sub Inc, Senior Unsecured Bond, 7.750%, 10/01/2022(d)	6,575,000	6,813,344
Armored Autogroup Inc, Senior Unsecured Bond, 9.250%, 11/01/2018	7,850,000	8,075,687
Revlon Consumer Products Corporation, Senior Unsecured Bond, Series WI, 5.750%, 02/15/2021	6,000,000	6,225,000
Wolverine World Wide Inc, Senior Unsecured Bond, 6.125%, 10/15/2020	1,400,000	1,501,500
		22,615,531

Containers, Packaging and Glass - 1.79%
Beverage Packaging Holdings Luxembourg II SA, Senior Unsecured Bond, 6.000%, 06/15/2017(d)	1,000,000	1,010,000
Bway Holding Company, Senior Unsecured Bond, 9.125%, 08/15/2021(d)	9,100,000	9,509,500
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(d)	4,000,000	4,110,000
		14,629,500

Energy, Oil and Gas - 8.07%
Atlas EN Hldgs Op Co / ATL, Senior Unsecured Bond, 9.250%, 08/15/2021(d)	1,800,000	1,269,000
Atlas EN Hldgs OP Co / ATL, Senior Unsecured Bond, 7.750%, 01/15/2021	2,550,000	1,740,375
Calumet Specialty Prod, Senior Unsecured Bond:
9.625%, 08/01/2020	850,000	964,750
7.750%, 04/15/2023(d)	6,600,000	6,707,250
Citgo Petroleum Corporation, Senior Secured Bond, 6.250%, 08/15/2022(d)	3,200,000	3,120,000

	Principal
	Amount	Market Value

Energy, Oil and Gas (continued)
Compressco Partners, Senior Unsecured Bond, 7.250%, 08/15/2022(d)	$800,000	$704,000
Crownrock LP / Crownrock F, Senior Unsecured Bond, 7.125%, 04/15/2020(d)	5,000,000	5,006,250
CVR REF LLC / COFF FIN INC, Senior Secured Bond, 6.500%, 11/01/2022	5,000,000	5,025,000
Dynegy Finance I / II Inc, Senior Secured Bond, 7.625%, 11/01/2024(d)	5,000,000	5,256,250
Energy XXI Gulf Coast Inc, Senior Unsecured Bond:
7.500%, 12/15/2021	1,650,000	602,250
6.875%, 03/15/2024(d)	2,000,000	700,000
Genesis Energy LP, Senior Unsecured Bond, 5.750%, 02/15/2021	2,000,000	1,940,000
Jupiter Resources Inc, Senior Unsecured Bond, 8.500%, 10/01/2022(d)	8,000,000	6,600,000
Lightstream Resources, Senior Unsecured Bond, 8.625%, 02/01/2020(d)	6,100,000	4,422,500
Linn Energy LLC / Fin Corp, Senior Unsecured Bond:
6.250%, 11/01/2019	4,000,000	3,180,000
6.500%, 09/15/2021	1,150,000	897,000
NGL Energy Partners LP / Fin Corp, Senior Secured Bond, Series WI, 5.125%, 07/15/2019	2,200,000	2,167,000
Resolute Energy Corp, Senior Unsecured Bond, 8.500%, 05/01/2020	2,900,000	1,232,500
RKI Exploration & Production LLC / RKI Finance Corp, Senior Unsecured Bond, 8.500%, 08/01/2021(d)	1,200,000	1,146,000
Sanchez Energy Corp, Senior Unsecured Bond, 6.125%, 01/15/2023	2,800,000	2,530,500
SandRidge Energy Inc, Senior Unsecured Bond, 7.500%, 02/15/2023	4,000,000	2,480,000
Sunoco LP / Finance Corp, Senior Unsecured Bond, 6.375%, 04/01/2023(d)	2,300,000	2,374,750
Swift Energy Co, Senior Unsecured Bond:
8.875%, 01/15/2020	1,500,000	637,500
7.875%, 03/01/2022	4,150,000	1,691,125
Talos Production LLC, Senior Unsecured Bond, 9.750%, 02/15/2018(d)	2,000,000	1,420,000
Teine Energy Ltd, Senior Unsecured Bond, 6.875%, 09/30/2022(d)	2,250,000	2,058,750
		65,872,750

Forest Products and Paper - 0.79%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(d)	6,331,000	6,441,793

Healthcare and Pharmaceuticals - 1.72%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	500,000	443,750
Salix Pharmaceuticals Ltd, Senior Unsecured Bond, 6.500%, 01/15/2021(d)	600,000	666,750
Universal Hospital Svcs, Senior Unsecured Bond, 7.625%, 08/15/2020	3,000,000	2,640,000
Valeant Pharmaceuticals International, Senior Unsecured Bond, 6.375%, 10/15/2020(d)	2,000,000	2,085,000
Valeant Pharmaceuticals, Senior Unsecured Bond, 5.875%, 05/15/2023(d)	3,900,000	4,007,250
VWR Funding Inc, Senior Unsecured Bond, 7.250%, 09/15/2017	4,000,000	4,190,000
		14,032,750

High Tech Industries - 1.73%
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(d)(e)	3,000,000	2,490,000
Viasystems Inc, Senior Unsecured Bond, 7.875%, 05/01/2019(d)	11,002,000	11,634,615
		14,124,615

Hotels, Gaming and Leisure - 2.60%
Caesars Entertainment Resort Prop, Senior Secured Bond, 8.000%, 10/01/2020	1,000,000	997,500
Mood Media Corporation, Senior Unsecured Bond, 9.250%, 10/15/2020(d)	9,850,000	8,520,250
Palace Entertainment Holdings LLC, Senior Secured Bond, 8.875%, 04/15/2017(d)	2,510,000	2,552,356
Scientific Games Corp, Senior Secured Bond, 8.125%, 09/15/2018	9,000,000	8,145,000
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(d)	1,000,000	1,027,500
		21,242,606

Media Advertising, Printing and Publishing - 0.12%
Southern Graphics Inc, Senior Unsecured Bond, 8.375%, 10/15/2020(d)	1,000,000	1,017,500

Media Broadcasting and Subscription - 2.09%
Cablevision Systems Corp, Senior Unsecured Bond, 5.875%, 09/15/2022	4,000,000	4,205,000
Cequel Communications Holdings I, Senior Unsecured Bond, 6.375%, 09/15/2020(d)	8,500,000	8,999,375
Univision Communications Inc, Senior Unsecured Bond, 6.750%, 09/15/2022(d)	3,604,000	3,878,805
		17,083,180

	Principal
	Amount	Market Value

Metals and Mining - 0.30%
AK Steel Corp, Senior Unsecured Bond, 7.625%, 10/01/2021	$3,000,000	$2,437,500

Retail - 3.04%
Logan's Roadhouse Inc, Senior Unsecured Bond, 10.750%, 10/15/2017	6,044,000	4,668,990
New Acad Fin Co / Fin Corp, Senior Unsecured Bond, 8.000%, 06/15/2018(d)(e)	6,100,000	6,115,250
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(d)	5,700,000	4,759,500
Petco Holdings Inc, Senior Unsecured Bond, 8.500%, 10/15/2017(d)(e)	9,050,000	9,321,500
		24,865,240

Services - Business - 1.86%
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(d)	8,000,000	7,860,000
Live Nation Entertainment Inc, Senior Unsecured Bond, 7.000%, 09/01/2020(d)	1,000,000	1,070,000
Modular Space Corp, Senior Secured Bond, 10.250%, 01/31/2019(d)	7,800,000	6,240,000
		15,170,000

Services - Consumer - 1.63%
Monitronics International Inc, Senior Unsecured Bond, 9.125%, 04/01/2020	13,500,000	13,280,625

Telecommunications - 3.92%
Avaya Inc, Senior Secured Bond:
7.000%, 04/01/2019(d)	3,000,000	2,992,500
9.000%, 04/01/2019(d)	3,000,000	3,090,000
Cincinnati Bell Inc, Senior Unsecured Bond, 8.750%, 03/15/2018	2,215,000	2,273,144
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(d)	7,350,000	7,791,000
Frontier Communications, Senior Unsecured Bond, 7.125%, 01/15/2023	4,000,000	4,110,000
Numericable Group SA, Senior Secured Bond, 6.000%, 05/15/2022(d)	2,250,000	2,286,562
Sorenson Communications Inc, Senior Secured Bond, 9.000%, 10/31/2020(d)(e)	1,530,612	1,438,776
Sorenson Holdings LLC, Senior Unsecured Bond, 13.000%, 10/31/2021(d)(e)	1,163,265	1,163,265
T-Mobile USA Inc, Senior Unsecured Bond:
Series WI, 6.250%, 04/01/2021	2,000,000	2,087,500
6.000%, 03/01/2023	2,000,000	2,054,380
West Corporation, Senior Unsecured Bond, 5.375%, 07/15/2022(d)	2,750,000	2,703,594
		31,990,721

Transportaion Consumer - 1.58%
Air Canada, Senior Unsecured Bond, 7.750%, 04/15/2021(d)	12,000,000	12,870,000

Transportation Cargo - 1.01%
Algeco Scotsman Global Finance, Senior Unsecured Bond, 8.500%, 10/15/2018(d)	700,000	697,375
Kenan Advantage Group Inc (The), Senior Unsecured Bond, 8.375%, 12/15/2018(d)	7,250,000	7,576,250
		8,273,625

Utilities Electric - 2.21%
Calpine Corp, Senior Unsecured Bond, 5.750%, 01/15/2025	3,050,000	3,084,312
GenOn Energy Inc, Senior Secured Bond, 9.875%, 10/15/2020	7,400,000	7,529,500
NRG Energy Inc, Senior Secured Bond, 6.250%, 05/01/2024	3,500,000	3,543,750
NRG Energy Inc, Senior Unsecured Bond:
6.250%, 07/15/2022	750,000	775,313
6.625%, 03/15/2023	3,000,000	3,120,000
		18,052,875

	Principal
	Amount	Market Value

Utilities, Oil & Gas - 0.25%
Vanguard Nat Res / VNR Fin, Senior Unsecured Bond, 7.875%, 04/01/2020	$2,250,000	$2,070,000

TOTAL CORPORATE BONDS
(Cost $380,206,156)		368,157,377

	Shares	Market Value
COMMON STOCK - 0.31%
Consumer Goods Durable - 0.11%
New MMI Holdings Inc(f)	63,870	$862,245

Telecommunications - 0.20%
Sorenson Holdings LLC(f)	3,551	1,644,468

TOTAL COMMON STOCK
(Cost $2,570,748)		2,506,713

Total Investments - 142.70%
(Cost $1,187,161,663)		1,165,361,808

Assets in Excess of Other Liabilities - 4.99%		40,806,885

Leverage Facility - (47.69)%		(389,500,000)

Net Assets - 100.00%		$816,668,693

Amounts above are shown as a percentage of net assets as of March 31, 2015.

(a)	The interest rate shown represents the rate at period end.
(b)	All or a portion of this position has not settled as of March 31, 2015. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Security is currently in default/non-income producing.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $243,485,666, which represents approximately 29.81% of net assets as of March 31, 2015.
(e)	Option to convert to pay-in-kind security.
(f)	Non-income producing security.

Blackstone / GSO Strategic Credit Fund
Notes to Quarterly Portfolio of Investments
March 31, 2015 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a non-diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BGB is classified as “non-diversified” under the 1940 Act. As a result, BGB can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BGB may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.  BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BGB’s investments under the fair value hierarchy levels as of March 31, 2015:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Floating Rate Loan Interests
Aerospace and Defense	$–	$19,738,431	$9,385,364	$29,123,795
Automotive	–	11,601,947	1,817,641	13,419,588
Beverage, Food and Tobacco	–	27,197,240	4,980,034	32,177,274
Capital Equipment	–	10,873,811	8,425,927	19,299,738
Construction and Building	–	17,444,663	922,592	18,367,255
Containers, Packaging and Glass	–	22,896,765	8,015,867	30,912,632
Energy, Oil and Gas	–	49,649,376	6,193,200	55,842,576
High Tech Industries	–	112,361,469	10,322,622	122,684,091
Hotels, Gaming and Leisure	–	29,232,336	2,986,951	32,219,287
Retail	–	64,783,387	1,716,355	66,499,742
Services - Business	–	49,919,965	7,618,145	57,538,110
Services - Consumer	–	17,234,057	829,098	18,063,155
Utilities Electric	–	37,500,796	17,224,261	54,725,057
Other	–	243,825,418	–	243,825,418
Corporate Bonds	–	368,157,377	–	368,157,377
Common Stock
Telecommunications	–	–	1,644,468	1,644,468
Other	–	862,245	–	862,245
Total	$–	$1,083,279,283	$82,082,525	$1,165,361,808

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackston / GSO Strategic Credit Fund	Floating Rate Loan Interests	Common Stock	Total
Balance as of December 31, 2014	$74,549,136	$1,659,382	$76,208,518
Accrued discount/premium	21,498	-	21,498
Return of Capital	-	-	-
Realized Gain/(Loss)	(522,303)	-	(522,303)
Change in Unrealized Appreciation/(Depreciation)	1,577,057	(14,914)	1,562,143
Purchases	24,766,658	-	24,766,658
Sales Proceeds	(13,736,422)	-	(13,736,422)
Transfer into Level 3	43,015,490	-	43,015,490
Transfer out of Level 3	(49,233,057)	-	(40,233,057)
Balance as of March 31, 2015	$80,438,057	$1,644,468	$82,082,525
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2015	$(519,195)	$(14,914)	$(534,109)

Information about Level 3 fair value measurements as of March 31, 2015:

	Fair Value at 3/31/2015	Valuation Technique(s)	Unobservable Input(s)
Floating Rate Loan Interests	$80,438,057	Third-party vendor pricing service	Vendor Quote
Common Stock	$1,644,468	Performance Multiple	EBITDA Multiple (a)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3.  SENIOR SECURED LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bond of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines Managed Assets as total assets (Including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities incurred for any leverage). At March 31, 2015, 96.45% of BGB’s Managed Assets were held in corporate fixed income instruments and Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At March 31, 2015, BGB had invested $136,507,102 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty and Liquidity Sub-Committee of the Adviser. The factors considered by the Counterparty and Liquidity Sub-Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty and Liquidity Sub-Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. BGB had no outstanding participations as of March 31, 2015.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 364‐day revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013 and December 19, 2014, to borrow up to a limit of $425 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.75% above LIBOR, the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 50% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further 364‐day period with the consent of the lending bank. At March 31, 2015, BGB had borrowings outstanding under its Leverage Facility of $389.5 million, at an interest rate of 0.93%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2015. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the quarter ended March 31, 2015, the average borrowings under BGB's Leverage Facility and the average interest rate were $389,500,000 and 0.92%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of March 31, 2015, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of March 31, 2015, BGB's leverage represented 32.29% of the Fund’s Managed Assets.

NOTE 5.  UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2015, based on cost of $1,187,161,663 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,338,186 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,138,041, resulting in net unrealized depreciation of $21,799,855.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 27, 2015

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 27, 2015

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 27, 2015